Commitments and Contingencies	12 Months Ended
	Dec. 31, 2025	Jul. 31, 2025
Titan Pharmaceuticals Inc [Member]
Commitments and Contingencies
4.	Commitments and Contingencies

Legal Proceedings

In 2020, a legal proceeding was initiated against us by a former employee alleging wrongful termination, retaliation, infliction of emotional distress, negligent supervision, hiring and retention and slander. An independent investigation into this individual’s allegations of whistleblower retaliation, while still an employee, was conducted utilizing an outside investigator and concluded that such allegations were not substantiated. In September 2023, Fedson, as consideration for the Asset Purchase Agreement, agreed to assume all liabilities related to this pending employment claim (see Note 5. Asset Sale).

TALENTEC SDN. BHD. [Member]
Commitments and Contingencies
15.	COMMITMENTS AND CONTINGENCIES

From time to time, the Company and its subsidiaries are parties to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. The Group did not have other significant commitments, long-term obligations, significant contingencies or guarantees as of July 31, 2025.